Statement of Changes in Net Assets Available for Benefits - EBP 031	12 Months Ended
Dec. 31, 2025 USD ($)
Investment Income
Net appreciation in fair value of investments	$ 14,398,079
Interest and dividends	1,426,619
Total investment income	15,824,698
Additions to Net Assets
Interest on notes receivable from participants	128,450
Contributions:
Participant contributions	5,584,201
Employer contributions	3,692,876
Rollover contributions	976,613
Total contributions	10,253,690
Total additions to net assets	26,206,838
Deductions from Net Assets
Distributions to participants	(11,769,021)
Administrative expenses	(130,422)
Total deductions from net assets	(11,899,443)
Net increase before transfers of assets to this plan	14,307,395
Net transfers of assets to this plan (Note 1)	737,366
Beginning of year	127,328,526
End of year	$ 142,373,287